Retirement Benefit Plans - Summary of Sensitivity Analysis on Defined Obligations (Parenthetical) (Detail)	Dec. 31, 2017	Dec. 31, 2016
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in actuarial assumption	0.50%	0.50%
Percentage decrease in actuarial assumption	0.50%	0.50%
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in actuarial assumption	0.50%	0.50%
Percentage decrease in actuarial assumption	0.50%	0.50%